Annual Fund Operating Expenses - UBS Liquid Reserves Fund	Aug. 12, 2026
Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.24%	[2]
Net Expenses (as a percentage of Assets)	0.08%	[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.14%	[2]
Net Expenses (as a percentage of Assets)	0.18%	[2]
Preferred Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.18%	[2]
Net Expenses (as a percentage of Assets)	0.14%	[2]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]	The fund and UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to (i) waive 0.05% of its management fee for each class and (ii) waive fees and/or reimburse expenses so that the total ordinary operating expenses of the fund through August 12, 2027, do not exceed 0.18% for Institutional Shares, 0.14% for Preferred Shares, and 0.08% for Ultra Shares (the “Expense Limitation”). As part of this overall limitation, the fund and UBS Asset Management (US) Inc. (“UBS AM (US)”) have entered into a written fee waiver agreement pursuant to which UBS AM (US) is contractually obligated to waive a portion of its shareholder servicing fee equal to 0.04% for Institutional Shares, 0.08% for Preferred Shares, and 0.14% for Ultra Shares through August 12, 2027. The UBS AM (US) shareholder servicing fee waiver contributes to, and does not supplement, the Expense Limitation set forth herein. The impact of both arrangements is reflected in the above table. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.